Income Taxes-Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Deferred tax assets related to federal tax credits	$ 1,355,000	$ 4,635,000
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Net operating loss carryforward	4,000,000
Deferred tax assets related to federal tax credits	$ 573,000	$ 0